Party-in-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest and Related Party Transactions	Party-in-Interest and Related Party Transactions
Certain Plan investments are shares of mutual funds, self-directed brokerage accounts, and units of participation in a common collective trust funds managed by Fidelity Management Trust Company (“Fidelity”). Fidelity is the trustee as defined by the Plan, and therefore these transactions qualify as party-in-interest transactions. The Plan paid fees to Fidelity for investment management services and recordkeeping. The Plan paid fees to our independent auditor for audit fees. Additionally, the Plan paid fees to other advisors and consultants for investment advisory and management services.
At December 31, 2025 and 2024, the Plan held 145,882 and 166,182 shares, respectively, of common stock of the Company, with a fair value of $41,338,094 and $30,970,534, respectively. During the year ended December 31, 2025, the Plan recorded $243,829 in dividend income on the common stock of the Company.